STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Share Capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Treasury stock [Member]
Balance at Dec. 31, 2008	$ 25,544	$ 21	$ 23,358	$ 12	$ 3,035	$ (882)
Cumulative effect from adoption of FSP No. 115-2/124-2 (primarily codified in ASC 320-10- Investments-Debt and Equity Securities-Overall) at April 1, 2009				(210)	210
Stock based compensation expense	672		672
Exercise of share options	984		984
Dividends	(8,496)		(2,624)		(5,872)
Repurchase of Ordinary shares	(120)					(120)
Comprehensive income:
Net income	8,013				8,013
Reclassification adjustments to income on marketable securities, net	405			405
Balance at Dec. 31, 2009	27,002	21	22,390	207	5,386	(1,002)
Stock based compensation expense	761		761
Excess tax benefit from share-based payment arrangements	209		209
Exercise of share options	375	1	374
Dividends	(8,477)				(8,477)
Comprehensive income:
Net income	8,389				8,389
Reclassification adjustments to income on marketable securities, net	(107)			(107)
Balance at Dec. 31, 2010	28,152	22	23,734	100	5,298	(1,002)
Stock based compensation expense	1,200		1,200
Exercise of share options	30		30
Dividends	(3,885)				(3,885)
Issuance of shares related to acquisition	750		750
Comprehensive income:
Net income	5,668				5,668
Reclassification adjustments to income on marketable securities, net	(100)			(100)
Balance at Dec. 31, 2011	$ 31,815	$ 22	$ 25,714		$ 7,081	$ (1,002)